Taxation on Ordinary Activities - Summary of Factors Affecting the Taxation Charge (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Major components of tax expense (income) [abstract]
(Loss)/profit before taxation	£ (17,061)	£ 9,324	£ 9,163
Share of post-tax results of associates and joint ventures	(585)	(442)	(415)
Profit before tax excluding associates and joint ventures	(17,646)	8,882	8,748
Tax at 23.5% (2022: 19% and 2021: 19%) on the above	(4,147)	1,688	1,662
Tax at standard rates other than UK corporation tax rate	619	397	319
Other national tax charges	310	244	184
Permanent differences	845	83	87
Overseas withholding taxes	179	156	189
Double taxation relief on UK profits	(46)	(26)	(23)
(Utilised)/unutilised tax losses	(15)	12	(10)
Adjustments in respect of prior periods	(13)	41	(43)
Deferred tax relating to changes in tax rates	(106)	(66)	(158)
Additional net deferred tax (credits)/charges	(498)	(51)	(18)
Taxation on ordinary activities	£ (2,872)	£ 2,478	£ 2,189
Tax at 23.5% (2022: 19% and 2021: 19%) on the above	23.50%	19.00%	19.00%
Tax at standard rates other than UK corporation tax rate, percentage	(3.50%)	4.50%	3.60%
Other national tax charges, percentage	(1.80%)	2.70%	2.10%
Permanent differences, percentage	(4.80%)	0.90%	1.00%
Overseas withholding taxes, percentage	(1.00%)	1.80%	2.20%
Double taxation relief on UK profits, percentage	(0.30%)	0.30%	0.30%
(Utilised)/unutilised tax losses, percentage	0.10%	0.10%	(0.10%)
Adjustments in respect of prior periods, percentage	0.10%	0.50%	(0.50%)
Deferred tax relating to changes in tax rates, percentage	0.60%	(0.70%)	(1.80%)
Additional net deferred tax (credits)/charges, percentage	2.80%	(0.60%)	(0.20%)
Total average effective tax rate	16.30%	27.90%	25.00%